PLAN MONEY MARKET FUND
PLAN MONEY MARKET FUND
Investment Objective

The Money Market Portfolio is a money market fund, which seeks a high level of current income and stability of principal. This Portfolio seeks an annual return at least equal to the 91-day U.S. Treasury bond equivalent yield.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses		PLAN MONEY MARKET FUND
Management Fees		0.16%
Other Expenses		0.11%
Total Annual Portfolio Operating Expenses		0.27%
Fee Waivers and Expense Reimbursements	[1]	(0.10%)
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements		0.17%
[1]	The Money Market Portfolio's Investment Advisor and Administrator have agreed to waive certain fees otherwise payable by the Portfolio. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2016 without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2016 but it cannot be assured that the Investment Advisor or the Administrator will agree to such continuance.

Example

This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PLAN MONEY MARKET FUND	17	77	142	334

Principal Investment Strategies

The Money Market Portfolio invests in U.S. Government, bank and commercial obligations and repurchase agreements relating to such obligations, which provide for repayment within 397 days after purchase, including, without limitation, U.S. Treasury bills, bonds and notes, securities issued by U.S. Government agencies and instrumentalities, as well as bank certificates of deposit, bankers acceptances and commercial paper and other obligations issued by domestic and foreign corporations. The investments in the Money Market Portfolio are very short-term, although they may have longer maturities than investments in the Government/REPO Portfolio. The average maturity of investments in this Portfolio will not exceed 60 days.

Principal Risks

Interest Rate Risk. Interest rate increases can cause the price of a money market security to decrease.

Credit Risk. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.

An investment in the Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it is possible to lose money by investing in this Portfolio.

Performance Information

The following bar chart and table show the annual return and long-term performance of the Money Market Portfolio, and indicate the return volatility associated with an investment in this Portfolio. The bar chart shows how the performance of this Portfolio has varied from year to year for the last ten years. The table shows this Portfolio’s average annual return for one, five and ten years, or the life of the Portfolio, if shorter. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com, or by calling 800-621-9215.

Money Market Portfolio Annual Total Returns for Each Year Annual Returns

During the period shown in the bar chart, the highest quarterly return for the Money Market Portfolio was 1.29% (for the quarter ended December 31, 2006) and the lowest quarterly return was 0.003% (for the quarter ended September 30, 2014).

Average Annual Total Returns (for the periods ended December 31, 2014):
Average Annual Returns	1 Year	5 Years	10 Years
PLAN MONEY MARKET FUND	0.03%	0.08%	1.65%

The Money Market Portfolio seven-day average yield as of December 31, 2014 was 0.06%. You may obtain this Portfolio’s current seven-day yield by calling (800) 621-9215 or by visiting the Fund’s website at www.pif.com.